CONOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Conolidated Statements Of Operations
REVENUE	$ 111,454	$ 183,237	$ 226,139	$ 318,375	$ 604,799	$ 699,110
COST OF SALES	33,933	29,246	64,596	68,554	136,856	138,664
GROSS MARGIN	77,521	153,990	161,542	249,821	467,943	560,446
OPERATING EXPENSES
Selling and Marketing	209,917	171,010	766,323	314,864	620,288	1,562,348
Development and Support	106,452	54,972	378,328	109,096	232,476	437,787
General and Administrative	426,315	571,180	913,369	709,225	1,569,020	1,062,762
TOTAL OPERATING EXPENSES	742,685	797,161	2,058,019	1,133,185	2,421,785	3,062,897
OPERATING LOSS	(665,164)	(643,171)	(1,896,477)	(883,364)	(1,953,842)	(2,502,451)
Other expense:
INTEREST EXPENSE	35,648	107,321	67,342	162,703	(305,390)	(281,593)
Total other expense	(450)	0	(450)	0	(305,390)	(281,593)
Net loss before income taxes					(2,259,232)	(2,784,044)
Provision for income taxes
NET LOSS	$ (700,362)	$ (750,492)	$ (1,963,369)	$ (1,046,067)	$ (2,259,232)	$ (2,784,044)
Net loss per common share - basic and diluted	$ (0.023)	$ (0.038)	$ (0.066)	$ (0.049)	$ (0.10)	$ (0.18)
Weighted average common shares outstanding: Basic and diluted	31,103,771	19,662,809	29,611,485	21,145,992	22,655,221	15,151,207